Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
NOTE PAYABLE

NOTE 6 - NOTE PAYABLE

Note payable- related party

On March 11, 2020, the Company entered into a Promissory Note Agreement (the “Note”) with the Company’s chief executive officer in the amount of $15,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on April 10, 2020. In April 2020, this Note and related accrued interest of $126 was repaid. At September 30, 2020, notes payable – related party amounted to $0. For the three and nine months ended September 30, 2020, interest expense related to this Note amounted to $0 and $126, respectively.

On April 1, 2020, the Company entered into a Promissory Note Agreement (the “Note”) with a company owned by the Company’s chief executive officer in the amount of $20,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on September 30, 2020. On April 30, 2020, the Company repaid this note payable – related party and all interest due. For the three and nine months ended September 30, 2020, interest expense related to this Note amounted to $0 and $99, respectively.

Note payable- unrelated party

Paycheck Protection Program Funding

On April 30, 2020, the Company received federal funding in the amount of $18,900 through the Paycheck Protection Program (the “PPP”). PPP funds have certain restrictions on use of the funding proceeds, and generally must be repaid within two (2) years at 1% interest. The PPP loan may, under circumstances, be forgiven. There shall be no payment due by the Company during the nine months period beginning on the date of this note (“Deferral Period”). Commencing one month after the expiration of the Deferral Period, the Company shall pay the lender monthly payments of principal and interest, each in equal amount required to fully amortize by the maturity date. If a payment on this note is more than ten days late, the lender shall charge a late fee of up to 5% of the unpaid portion of the regularly scheduled payment. As of September 30, 2020, the principal balance of this note amounted to $18,900 and accrued interest of $80. During the three and nine months ended September 30, 2020, the Company recognized $48 and $80 of interest expense, respectively.

	As of September 30, 2020	As of December 31, 2019
	(Unaudited)
Principal amount	$18,900	$-
Less: current portion	(7,258)	-
Note payable - long term portion	$11,642	$-

Minimum principal payments under note payable to unrelated parties at September 30, 2020 are as follows:

Year ended December 31, 2020	$2,001
Year ended December 31, 2021	12,653
Year ended December 31, 2022	4,246
Total principal payments	$18,900

NOTE 9 - NOTE PAYABLE – RELATED PARTY

On September 16, 2019, the Company entered into a Promissory Note Agreement (the "Note") with the Company's chief executive officer in the amount of $25,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was repaid in November 2019. For the year ended December 31, 2019 and 2018, interest expense related to this Note amounted to $189 and $0, respectively.